Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of operating segments [line items]
Total assets	¥ 62,267,140	¥ 53,972,363	¥ 53,416,405
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Total assets	¥ 11,344,879	¥ 8,584,459	¥ 9,343,942